FINANCIAL STATEMENTS

T. Rowe Price Variable Annuity Account

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of T. Rowe Price Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise T. Rowe Price Variable Annuity Account (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising T. Rowe Price Variable Annuity Account

Subaccounts	Statements of operations and changes in net assets
All-Cap Opportunities	For each of the two years in the period ended December 31, 2021
Blue Chip Growth	For each of the two years in the period ended December 31, 2021
Equity Income	For each of the two years in the period ended December 31, 2021
Equity Index 500	For each of the two years in the period ended December 31, 2021
Government Money	For each of the two years in the period ended December 31, 2021
Health Sciences	For each of the two years in the period ended December 31, 2021
International Stock	For each of the two years in the period ended December 31, 2021
Limited-Term Bond	For each of the two years in the period ended December 31, 2021
Mid-Cap Growth	For each of the two years in the period ended December 31, 2021
Moderate Allocation	For each of the two years in the period ended December 31, 2021

T. Rowe Price Variable Annuity Account

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
All-Cap Opportunities (a)	1,678,321	$49,255,676	$64,917,446	$64,917,446	405,143	$127.39	$160.25
Blue Chip Growth	560,173	16,560,001	29,756,398	29,756,398	495,654	60.04	60.04
Equity Income	2,481,322	59,498,829	74,613,348	74,613,348	778,132	76.20	95.86
Equity Index 500	830,063	14,396,935	26,039,078	26,039,078	578,895	44.99	44.99
Government Money	7,263,889	7,263,889	7,263,889	7,263,889	521,602	13.91	13.91
Health Sciences	590,504	20,255,490	38,217,398	38,217,398	371,686	102.77	102.77
International Stock	1,250,967	18,641,612	20,027,987	20,027,987	545,624	36.72	36.72
Limited-Term Bond	2,144,298	10,539,052	10,528,504	10,528,504	482,113	21.83	21.83
Mid-Cap Growth	2,455,117	63,007,151	84,627,870	84,627,870	543,075	155.82	155.82
Moderate Allocation	1,721,595	33,571,976	38,959,690	38,959,690	492,365	62.90	79.13

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	All-Cap Opportunities (a)	Blue Chip Growth	Equity Income
Net assets as of December 31, 2019	$43,431,731	$22,402,160	$69,058,546

Investment income (loss):
Dividend distributions	—	—	1,360,275
Investment Expenses:
Mortality and expense risk and administrative charges	(259,568)	(133,497)	(321,025)

Net investment income (loss)	(259,568)	(133,497)	1,039,250

Increase (decrease) in net assets from operations:
Capital gain distributions	8,470,349	846,080	1,386,137
Realized capital gain (loss) on investments	1,417,941	3,091,938	(105,677)
Change in unrealized appreciation (depreciation)	7,931,610	3,328,036	(2,622,074)

Net gain (loss) on investments	17,819,900	7,266,054	(1,341,614)

Net increase (decrease) in net assets from operations	17,560,332	7,132,557	(302,364)

Contract owner transactions:
Variable annuity deposits	201,393	114,230	308,351
Terminations, withdrawals and annuity payments	(3,080,192)	(3,089,173)	(3,639,601)
Transfers between subaccounts, net	(336,165)	298,343	(99,602)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(3,214,964)	(2,676,600)	(3,430,852)

Total increase (decrease) in net assets	14,345,368	4,455,957	(3,733,216)

Net assets as of December 31, 2020	$57,777,099	$26,858,117	$65,325,330

Investment income (loss):
Dividend distributions	—	—	1,132,908
Investment Expenses:
Mortality and expense risk and administrative charges	(343,837)	(161,662)	(399,849)

Net investment income (loss)	(343,837)	(161,662)	733,059

Increase (decrease) in net assets from operations:
Capital gain distributions	12,085,025	3,119,800	5,200,607
Realized capital gain (loss) on investments	2,594,058	3,199,422	1,712,544
Change in unrealized appreciation (depreciation)	(3,028,569)	(1,530,153)	8,005,337

Net gain (loss) on investments	11,650,514	4,789,069	14,918,488

Net increase (decrease) in net assets from operations	11,306,677	4,627,407	15,651,547

Contract owner transactions:
Variable annuity deposits	900,564	1,296,348	676,334
Terminations, withdrawals and annuity payments	(5,201,055)	(3,827,629)	(4,961,710)
Transfers between subaccounts, net	134,161	802,155	(2,078,153)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(4,166,330)	(1,729,126)	(6,363,529)

Total increase (decrease) in net assets	7,140,347	2,898,281	9,288,018

Net assets as of December 31, 2021	$64,917,446	$29,756,398	$74,613,348

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Equity Index 500	Government Money	Health Sciences
Net assets as of December 31, 2019	$17,658,535	$9,129,957	$28,934,078

Investment income (loss):
Dividend distributions	273,005	23,249	—
Investment Expenses:
Mortality and expense risk and administrative charges	(93,165)	(55,447)	(165,722)

Net investment income (loss)	179,840	(32,198)	(165,722)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,147,248	—	1,960,386
Realized capital gain (loss) on investments	977,641	—	1,411,350
Change in unrealized appreciation (depreciation)	415,776	—	4,863,851

Net gain (loss) on investments	2,540,665	—	8,235,587

Net increase (decrease) in net assets from operations	2,720,505	(32,198)	8,069,865

Contract owner transactions:
Variable annuity deposits	231,901	16,306	260,835
Terminations, withdrawals and annuity payments	(988,581)	(1,191,185)	(1,223,825)
Transfers between subaccounts, net	(55,201)	2,626,471	(472,662)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(811,881)	1,451,592	(1,435,652)

Total increase (decrease) in net assets	1,908,624	1,419,394	6,634,213

Net assets as of December 31, 2020	$19,567,159	$10,549,351	$35,568,291

Investment income (loss):
Dividend distributions	229,131	842	—
Investment Expenses:
Mortality and expense risk and administrative charges	(126,986)	(46,715)	(208,684)

Net investment income (loss)	102,145	(45,873)	(208,684)

Increase (decrease) in net assets from operations:
Capital gain distributions	352,227	—	2,356,889
Realized capital gain (loss) on investments	733,553	—	2,294,834
Change in unrealized appreciation (depreciation)	4,341,845	—	44,315

Net gain (loss) on investments	5,427,625	—	4,696,038

Net increase (decrease) in net assets from operations	5,529,770	(45,873)	4,487,354

Contract owner transactions:
Variable annuity deposits	223,505	833,918	409,079
Terminations, withdrawals and annuity payments	(833,001)	(2,241,041)	(2,410,418)
Transfers between subaccounts, net	1,551,645	(1,832,466)	163,092
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	942,149	(3,239,589)	(1,838,247)

Total increase (decrease) in net assets	6,471,919	(3,285,462)	2,649,107

Net assets as of December 31, 2021	$26,039,078	$7,263,889	$38,217,398

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	International Stock	Limited-Term Bond	Mid-Cap Growth
Net assets as of December 31, 2019	$20,566,617	$10,043,110	$68,999,218

Investment income (loss):
Dividend distributions	103,164	206,318	—
Investment Expenses:
Mortality and expense risk and administrative charges	(101,725)	(57,954)	(365,453)

Net investment income (loss)	1,439	148,364	(365,453)

Increase (decrease) in net assets from operations:
Capital gain distributions	802,389	—	5,012,639
Realized capital gain (loss) on investments	92,783	(10,433)	1,022,118
Change in unrealized appreciation (depreciation)	1,419,527	280,603	8,750,322

Net gain (loss) on investments	2,314,699	270,170	14,785,079

Net increase (decrease) in net assets from operations	2,316,138	418,534	14,419,626

Contract owner transactions:
Variable annuity deposits	202,896	11,341	520,120
Terminations, withdrawals and annuity payments	(1,369,560)	(690,215)	(2,800,428)
Transfers between subaccounts, net	(1,217,583)	1,153,770	(3,253,009)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(2,384,247)	474,896	(5,533,317)

Total increase (decrease) in net assets	(68,109)	893,430	8,886,309

Net assets as of December 31, 2020	$20,498,508	$10,936,540	$77,885,527

Investment income (loss):
Dividend distributions	121,559	145,469	—
Investment Expenses:
Mortality and expense risk and administrative charges	(116,221)	(60,139)	(457,541)

Net investment income (loss)	5,338	85,330	(457,541)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,342,934	64,421	8,516,468
Realized capital gain (loss) on investments	467,485	26,224	2,086,785
Change in unrealized appreciation (depreciation)	(1,630,610)	(220,195)	782,014

Net gain (loss) on investments	179,809	(129,550)	11,385,267

Net increase (decrease) in net assets from operations	185,147	(44,220)	10,927,726

Contract owner transactions:
Variable annuity deposits	180,274	32,687	785,495
Terminations, withdrawals and annuity payments	(1,015,951)	(704,721)	(3,832,077)
Transfers between subaccounts, net	180,009	308,218	(1,138,801)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(655,668)	(363,816)	(4,185,383)

Total increase (decrease) in net assets	(470,521)	(408,036)	6,742,343

Net assets as of December 31, 2021	$20,027,987	$10,528,504	$84,627,870

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

Moderate Allocation
Net assets as of December 31, 2019	$38,634,318

Investment income (loss):
Dividend distributions	493,073
Investment Expenses:
Mortality and expense risk and administrative charges	(199,331)

Net investment income (loss)	293,742

Increase (decrease) in net assets from operations:
Capital gain distributions	1,247,338
Realized capital gain (loss) on investments	413,525
Change in unrealized appreciation (depreciation)	2,730,500

Net gain (loss) on investments	4,391,363

Net increase (decrease) in net assets from operations	4,685,105

Contract owner transactions:
Variable annuity deposits	139,728
Terminations, withdrawals and annuity payments	(2,623,766)
Transfers between subaccounts, net	(1,361,823)
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(3,845,861)

Total increase (decrease) in net assets	839,244

Net assets as of December 31, 2020	$39,473,562

Investment income (loss):
Dividend distributions	386,394
Investment Expenses:
Mortality and expense risk and administrative charges	(219,290)

Net investment income (loss)	167,104

Increase (decrease) in net assets from operations:
Capital gain distributions	3,660,991
Realized capital gain (loss) on investments	1,283,240
Change in unrealized appreciation (depreciation)	(1,517,925)

Net gain (loss) on investments	3,426,306

Net increase (decrease) in net assets from operations	3,593,410

Contract owner transactions:
Variable annuity deposits	197,512
Terminations, withdrawals and annuity payments	(3,118,293)
Transfers between subaccounts, net	(1,186,501)
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(4,107,282)

Total increase (decrease) in net assets	(513,872)

Net assets as of December 31, 2021	$38,959,690

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account

Notes to Financial Statements

December  31, 2021

1. Organization and Significant Accounting Policies

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
T. Rowe Price All-Cap Opportunities	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Blue Chip Growth	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Index 500	—	T. Rowe Price Associates, Inc	T. Rowe Price International Ltd
T. Rowe Price Government Money	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	—	T. Rowe Price Associates, Inc	—
T. Rowe Price International Stock	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Mid-Cap Growth	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Moderate Allocation	—	T. Rowe Price Associates, Inc	—

Ten subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios’ assets in accordance with the terms of the investment advisory contracts.

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:
Date	New Name	Old Name
April 30, 2021	T. Rowe Price All-Cap Opportunities	T. Rowe Price New America Growth

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
All-Cap Opportunities (a)	$14,314,471	$6,739,613
Blue Chip Growth	6,964,982	5,735,970
Equity Income	7,498,602	7,928,465
Equity Index 500	3,068,058	1,671,537
Government Money	3,987,096	7,272,558
Health Sciences	4,673,196	4,363,238
International Stock	3,266,843	2,574,239
Limited-Term Bond	1,506,875	1,720,940
Mid-Cap Growth	10,479,665	6,606,121
Moderate Allocation	6,105,858	6,385,045

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2021 by subaccount are as follows:

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
All-Cap Opportunities	$1,044,591
Blue Chip Growth	269,193
Equity Income	1,474,549
Equity Index 500	888,233
Government Money	73,662
Health Sciences	1,327,245
International Stock	878,274
Limited-Term Bond	470,919
Mid-Cap Growth	1,386,884
Moderate Allocation	998,688

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% for the accumulation/nonlife options or 1.40% for annuity option 9 of the average daily net assets of each account. These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
All-Cap Opportunities (a)	15,621	(43,709)	(28,088)	13,977	(48,324)	(34,347)
Blue Chip Growth	69,501	(97,162)	(27,661)	74,296	(133,877)	(59,581)
Equity Income	13,625	(86,184)	(72,559)	24,696	(78,964)	(54,268)
Equity Index 500	61,951	(37,676)	24,275	67,167	(100,022)	(32,855)
Government Money	286,406	(518,466)	(232,060)	369,032	(265,589)	103,443
Health Sciences	24,750	(42,169)	(17,419)	18,898	(37,828)	(18,930)
International Stock	48,165	(65,246)	(17,081)	35,887	(115,745)	(79,858)
Limited-Term Bond	60,020	(76,580)	(16,560)	103,695	(81,883)	21,812
Mid-Cap Growth	14,003	(41,801)	(27,798)	8,886	(60,704)	(51,818)
Moderate Allocation	27,646	(81,360)	(53,714)	12,737	(75,467)	(62,730)

(a) Name change. See Note 1.

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
All-Cap Opportunities (a)
2021	405,143	127.39	160.25	64,917,446	—	0.55	1.40	19.11	20.13
2020	433,231	106.95	133.40	57,777,099	—	0.55	1.40	42.35	43.58
2019	467,578	75.13	92.91	43,431,731	0.42	0.55	1.40	33.04	34.19
2018	504,731	56.47	69.24	34,939,031	0.17	0.55	1.40	(0.26)	0.60
2017	547,362	56.62	68.83	37,664,855	0.11	0.55	1.40	32.54	33.70
Blue Chip Growth
2021	495,654	60.04	60.04	29,756,398	—	0.55	0.55	16.99	16.99
2020	523,315	43.23	51.32	26,858,117	—	0.55	1.40	32.40	33.54
2019	582,896	32.65	38.43	22,402,160	—	0.55	1.40	28.09	29.18
2018	640,364	25.49	29.75	19,052,326	—	0.55	1.40	0.47	1.33
2017	651,326	25.37	29.36	19,117,295	—	0.55	1.40	34.23	35.42
Equity Income
2021	778,132	76.20	95.86	74,613,348	0.02	0.55	1.40	23.80	24.87
2020	850,691	61.55	76.77	65,325,330	0.02	0.55	1.40	(0.24)	0.63
2019	904,959	61.70	76.29	69,058,546	2.35	0.55	1.40	24.65	25.70
2018	958,222	49.50	60.69	58,170,702	2.09	0.55	1.40	(10.78)	(10.01)
2017	1,048,496	55.48	67.44	70,720,206	1.72	0.55	1.40	14.39	15.38

(a)	Name change. See Note 1.

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Equity Index 500
2021	578,895	44.99	44.99	26,039,078	0.01	0.55	0.55	27.49	27.49
2020	554,620	29.72	35.29	19,567,159	0.01	0.55	1.40	16.37	17.40
2019	587,475	25.54	30.06	17,658,535	1.84	0.55	1.40	29.19	30.30
2018	619,325	19.77	23.07	14,287,626	1.66	0.55	1.40	(6.17)	(5.33)
2017	619,081	21.07	24.37	15,088,126	1.75	0.55	1.40	19.65	20.64
Government Money
2021	521,602	13.91	13.91	7,263,889	0.00	0.55	0.55	(0.57)	(0.57)
2020	753,662	11.92	13.99	10,549,351	0.00	0.55	1.40	(1.16)	(0.29)
2019	650,219	12.06	14.03	9,129,957	1.73	0.55	1.40	0.25	1.15
2018	601,190	12.03	13.87	8,345,540	1.30	0.55	1.40	(0.08)	0.80
2017	565,989	12.04	13.76	7,796,068	0.34	0.55	1.40	(1.07)	(0.22)
Health Sciences
2021	371,686	102.77	102.77	38,217,398	—	0.55	0.55	12.48	12.48
2020	389,105	76.95	91.37	35,568,291	—	0.55	1.40	27.80	28.91
2019	408,035	60.21	70.88	28,934,078	—	0.55	1.40	27.13	28.24
2018	455,306	47.36	55.27	25,175,831	—	0.55	1.40	(0.32)	5.50
2017	475,740	47.51	54.97	26,161,616	—	0.55	1.40	25.82	26.89
International Stock
2021	545,624	36.72	36.72	20,027,987	0.01	0.55	0.55	0.77	0.77
2020	562,705	29.22	36.44	20,498,508	0.01	0.55	1.40	12.86	13.80
2019	642,563	25.89	32.02	20,566,617	2.45	0.55	1.40	25.99	27.06
2018	668,394	20.55	25.20	16,836,314	1.34	0.55	1.40	(15.43)	(14.66)
2017	743,123	24.30	29.53	21,939,541	1.15	0.55	1.40	26.10	27.17
Limited-Term Bond
2021	482,113	21.83	21.83	10,528,504	0.01	0.55	0.55	(0.46)	(0.46)
2020	498,673	17.59	21.93	10,936,540	0.02	0.55	1.40	3.23	4.13
2019	476,861	17.04	21.06	10,043,110	2.37	0.55	1.40	2.90	3.79
2018	501,324	16.56	20.29	10,173,741	1.93	0.55	1.40	(0.24)	0.64
2017	535,424	16.60	20.16	10,798,395	1.44	0.55	1.40	(0.36)	0.50

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Mid-Cap Growth
2021	543,075	155.82	155.82	84,627,870	—	0.55	0.55	14.22	14.22
2020	570,873	111.03	136.42	77,885,527	—	0.55	1.40	22.08	23.12
2019	622,691	90.95	110.80	68,999,218	0.14	0.55	1.40	29.45	30.57
2018	678,298	70.26	84.86	57,564,487	—	0.55	1.40	(3.41)	(2.57)
2017	740,981	72.74	87.10	64,544,321	—	0.55	1.40	23.04	24.09
Moderate Allocation
2021	492,365	62.90	79.13	38,959,690	0.01	0.55	1.40	8.52	9.46
2020	546,079	57.96	72.29	39,473,562	0.01	0.55	1.40	12.94	13.90
2019	608,809	51.32	63.47	38,634,318	1.97	0.55	1.40	18.11	19.15
2018	675,028	43.45	53.27	35,954,209	1.83	0.55	1.40	(6.42)	(5.60)
2017	747,003	46.43	56.43	42,146,673	1.54	0.55	1.40	15.79	16.76

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

T. Rowe Price Variable Annuity Account

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.